Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended																12 Months Ended
	Apr. 02, 2016		Jan. 02, 2016		Oct. 03, 2015		Jun. 27, 2015		Mar. 28, 2015		Dec. 27, 2014		Sep. 27, 2014		Jun. 28, 2014		Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Income Statement [Abstract]
Revenue	$ 608,069		$ 620,681		$ 708,335		$ 673,641		$ 634,892	[1]	$ 397,086		$ 362,667		$ 316,321		$ 2,610,726	$ 1,710,966	$ 1,148,231
Cost of goods sold (Note 6)																	1,561,173	1,021,658	743,304
Gross profit	254,200		230,988		284,848		279,517		188,886	[1]	190,702		167,451		142,269		1,049,553	689,308	404,927
Operating expenses:
Research and development																	448,763	257,494	197,269
Marketing and selling (Note 6)																	420,467	164,657	74,672
General and administrative																	113,632	85,229	76,732
Other operating expense (Notes 5, 6 & 10)																	54,723	59,462	28,913
Total operating expenses																	1,037,585	566,842	377,586
Income from operations																	11,968	122,466	27,341
Interest expense (Note 7)	(13,900)		(6,700)														(23,316)	(1,421)	(5,983)
Interest income																	2,068	450	179
Other income (expense)																	6,418	(254)	2,336
(Loss) income before income taxes																	(2,862)	121,241	23,873
Income tax (expense) benefit (Note 11)	(21,500)				(13,800)				110,000								(25,983)	75,062	(11,231)
Net (loss) income	$ (24,202)	[2],[3],[4],[5]	$ (11,127)	[2],[3],[4]	$ 4,448	[2],[3],[6]	$ 2,036	[2],[3]	$ 6,482	[1],[2],[3],[7]	$ 87,863	[2]	$ 63,311	[2]	$ 38,647	[2]	$ (28,845)	$ 196,303	$ 12,642
Net (loss) income per share (Note 12):
Basic	$ (0.18)		$ (0.08)		$ 0.03		$ 0.01		$ 0.04	[1]	$ 1.21		$ 0.88		$ 0.54		$ (0.20)	$ 2.17	$ 0.18
Diluted	$ (0.18)		$ (0.08)		$ 0.03		$ 0.01		$ 0.04	[1]	$ 1.18		$ 0.85		$ 0.52		$ (0.20)	$ 2.11	$ 0.18
Weighted average shares of common stock outstanding (Note 12):
Basic																	141,937	90,477	70,499
Diluted																	141,937	93,211	72,019

[1]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
[2]	2. The Company recorded integration related expenses of $10.4 million, $5.6 million, $5.0 million and $5.5 million, in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded acquisition and integration related expenses of $8.5 million, $7.4 million, $7.5 million, and $20.1 million, in the first, second, third and fourth quarters of fiscal 2015, respectively, associated with the Business Combination (Note 5).
[3]	3. The Company recorded restructuring expenses (including stock-based compensation) of $2.9 million, $3.8 million, $3.0 million, and $0.4 million in the first, second, third and fourth quarters of fiscal 2016, respectively, associated with the Business Combination. The Company recorded restructuring expenses (including stock-based compensation) of $10.9 million, associated with the Business Combination in the fourth quarter of fiscal 2015 (Note 5).
[4]	5. In the third quarter of fiscal 2016, we issued $450.0 million aggregate principal amount of 6.75% Senior Notes due 2023 and $550.0 million aggregate principal amount of 7.00% Senior Notes due 2025 and recorded interest expense of $6.7 million and 13.9 million (net of capitalized interest), in the third and fourth quarters of fiscal 2016, respectively.
[5]	7.Income tax expense of $21.5 million for the fourth quarter of fiscal 2016, includes a discrete period expense of $16.3 million related to increases in the valuation allowance for state net operating loss and state credit deferred tax assets (Note 11).
[6]	6. Income tax expense of $13.8 million for the second quarter of fiscal 2016, includes a discrete period expense of $4.6 million related to reductions to state deferred tax assets (Note 11).
[7]	4. Income tax benefit of $110.0 million for the fourth quarter of fiscal 2015 consists of an income tax benefit generated by the reduction in the valuation allowance against domestic deferred tax assets which offset the income tax expense from operations (Note 11).